Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio
September 30, 2021
VIPF2030-NPRT3-1121
1.822347.116
Domestic Equity Funds - 33.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	692,271	36,863,454
VIP Equity-Income Portfolio Initial Class (a)	1,436,663	38,516,939
VIP Growth & Income Portfolio Initial Class (a)	1,729,092	43,884,348
VIP Growth Portfolio Initial Class (a)	365,796	37,856,226
VIP Mid Cap Portfolio Initial Class (a)	238,604	10,665,613
VIP Value Portfolio Initial Class (a)	1,482,176	28,220,631
VIP Value Strategies Portfolio Initial Class (a)	834,263	13,765,341
TOTAL DOMESTIC EQUITY FUNDS (Cost $122,469,117)		209,772,552

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	5,513,997	76,754,833
VIP Overseas Portfolio Initial Class (a)	4,238,833	122,502,268
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $140,102,570)		199,257,101

Bond Funds - 34.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,269,978	37,375,846
Fidelity International Bond Index Fund (a)	394,447	3,956,304
Fidelity Long-Term Treasury Bond Index Fund (a)	1,366,961	19,807,261
VIP High Income Portfolio Initial Class (a)	2,333,969	12,766,808
VIP Investment Grade Bond Portfolio Initial Class (a)	10,640,517	146,626,325
TOTAL BOND FUNDS (Cost $210,213,540)		220,532,544

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $6,319,435)	6,319,435	6,319,435

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $479,104,662)	635,881,632
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69,279)
NET ASSETS - 100.0%	635,812,353

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	405,132	405,132	1	-	-	-	0.0%
Total	-	405,132	405,132	1	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	29,783,413	9,721,383	3,368,707	1,067	4,455	1,235,302	37,375,846
Fidelity International Bond Index Fund	-	3,981,357	3,094	-	(5)	(21,954)	3,956,304
Fidelity Long-Term Treasury Bond Index Fund	12,279,798	12,258,691	3,721,409	304,321	(250,537)	(759,282)	19,807,261
VIP Contrafund Portfolio Initial Class	32,382,026	8,659,880	7,907,523	1,557,185	324,413	3,404,658	36,863,454
VIP Emerging Markets Portfolio Initial Class	72,038,898	25,362,491	16,454,252	2,935,964	139,832	(4,332,136)	76,754,833
VIP Equity-Income Portfolio Initial Class	34,174,104	9,359,437	9,125,484	1,155,253	134,500	3,974,382	38,516,939
VIP Government Money Market Portfolio Initial Class 0.01%	5,966,821	6,739,124	6,386,510	523	-	-	6,319,435
VIP Growth & Income Portfolio Initial Class	38,924,885	11,102,891	11,240,827	1,205,355	279,115	4,818,284	43,884,348
VIP Growth Portfolio Initial Class	32,997,132	11,907,163	7,617,544	3,999,396	164,442	405,033	37,856,226
VIP High Income Portfolio Initial Class	10,654,461	3,010,054	1,264,616	90,132	10,748	356,161	12,766,808
VIP Investment Grade Bond Portfolio Initial Class	121,178,845	46,529,526	18,655,484	1,827,035	(225,745)	(2,200,817)	146,626,325
VIP Mid Cap Portfolio Initial Class	9,438,577	2,272,231	2,476,612	36,660	183,497	1,247,920	10,665,613
VIP Overseas Portfolio Initial Class	95,883,493	35,971,996	18,535,994	2,966,596	205,156	8,977,617	122,502,268
VIP Value Portfolio Initial Class	24,996,194	6,264,232	7,661,726	61,986	625,002	3,996,929	28,220,631
VIP Value Strategies Portfolio Initial Class	12,229,273	3,003,083	3,980,908	20,506	321,957	2,191,936	13,765,341
	532,927,920	196,143,539	118,400,690	16,161,979	1,916,830	23,294,033	635,881,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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